Earnings per Share - Schedule of Income and Share Data Used in Calculation of Basic and Diluted EPS (Details) - EUR (€) € / shares in Units, € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Earnings per share [line items]
Profit attributable to ordinary equity holders of the parent (in EUR thousand)	€ 139,839	€ 117,778	€ 145,631
Weighted average number of ordinary shares for basic EPS	272,952,877	271,136,204	264,951,368
Weighted average number of ordinary shares adjusted for the effect of dilution	272,959,446	271,152,497	264,977,547
Basic earnings per common share (in EUR)	€ 0.51	€ 0.43	€ 0.55
Diluted earnings per common share (in EUR)	€ 0.51	€ 0.43	€ 0.55
Share Based Incentive Plans
Earnings per share [line items]
Effects of dilution	5,073	13,785	20,899
Remuneration in Shares
Earnings per share [line items]
Effects of dilution	1,496	2,508	5,281